PROPERTIES - Leased Property (Narrative) (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2015 USD ($) Facility	Jun. 30, 2010 Facility
Real Estate Properties [Line Items]
Lease term	10 years
Number of leased real estate properties		949
Project cost | $		$ 194.3
Capitalized interest | $		$ 3.7
Property available for operating lease | Minimum
Real Estate Properties [Line Items]
Lease term		5 years
Property available for operating lease | Maximum
Real Estate Properties [Line Items]
Lease term		15 years
SNF's
Real Estate Properties [Line Items]
Number of leased real estate properties		782	143
ALFs
Real Estate Properties [Line Items]
Number of leased real estate properties		85
Specialty facilities
Real Estate Properties [Line Items]
Number of leased real estate properties		16
Medical office building
Real Estate Properties [Line Items]
Number of leased real estate properties		1